Deposits	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Deposits
Deposits
As of December 31, 2018, we had $46.40 billion of time deposits outstanding, of which $4.52 billion were wholesale CDs, $41.57 billion were derived from client deposits (payable on demand to such clients) and held in a time deposit established by us as the agent and $314 million were non-U.S. and all of which are scheduled to mature in 2019. As of December 31, 2017, we had $39.73 billion of time deposits outstanding, of which $4.75 billion were wholesale CDs, $34.73 billion were derived from client deposits (payable on demand to such clients) and held in a time deposit established by us as the agent and $252 million were non-U.S. As of December 31, 2018 and 2017, all U.S. and non-U.S. time deposits were in amounts of $100,000 or more. Demand deposit overdrafts of $5.44 billion and $3.24 billion were included as loan balances at December 31, 2018 and 2017, respectively.